UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06669

Name of Fund:   BlackRock Capital Appreciation Fund, Inc.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Capital Appreciation Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2017

Date of reporting period: 06/30/2017

Item 1 –	Schedule of Investments

Schedule of Investments June 30, 2017 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.2%
TransDigm Group, Inc. (a)	124,817	$33,559,547
Banks — 5.3%
Bank of America Corp.	2,693,050	65,333,393
First Republic Bank	409,535	40,994,454
SunTrust Banks, Inc.	264,234	14,987,352
SVB Financial Group (b)	76,987	13,533,545
Wells Fargo & Co.	312,791	17,331,749

		152,180,493
Beverages — 3.4%
Constellation Brands, Inc., Class A	419,988	81,364,275
Dr. Pepper Snapple Group, Inc.	185,666	16,916,029

		98,280,304
Biotechnology — 7.7%
Alexion Pharmaceuticals, Inc. (b)	704,241	85,685,002
Biogen, Inc. (b)	178,159	48,345,226
Celgene Corp. (b)	445,257	57,825,527
Regeneron Pharmaceuticals, Inc. (b)	31,168	15,307,852
Vertex Pharmaceuticals, Inc. (b)	112,296	14,471,586

		221,635,193
Capital Markets — 0.4%
S&P Global, Inc.	78,168	11,411,746
Chemicals — 2.3%
Monsanto Co.	235,250	27,844,190
Sherwin-Williams Co.	110,103	38,641,749

		66,485,939
Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B (b)	225,066	38,119,428
Diversified Telecommunication Services — 0.4%
Zayo Group Holdings, Inc. (b)	400,561	12,377,335
Electrical Equipment — 1.9%
Acuity Brands, Inc. (a)	269,086	54,699,802
Equity Real Estate Investment Trusts (REITs) — 2.1%
Equinix, Inc.	82,416	35,369,651
SBA Communications Corp. (b)	179,717	24,243,823

		59,613,474
Health Care Equipment & Supplies — 3.1%
Becton Dickinson and Co.	216,429	42,227,462
Boston Scientific Corp. (b)	1,681,279	46,605,054

		88,832,516
Health Care Providers & Services — 4.6%
UnitedHealth Group, Inc.	711,530	131,931,893
Hotels, Restaurants & Leisure — 1.2%
Domino’s Pizza, Inc.	159,646	33,769,918

Common Stocks	Shares	Value
Industrial Conglomerates — 1.0%
Roper Technologies, Inc.	124,803	$28,895,639
Internet & Direct Marketing Retail — 13.3%
Amazon.com, Inc. (b)	223,822	216,659,696
Netflix, Inc. (b)	502,756	75,116,774
Priceline Group, Inc. (b)	48,239	90,232,014

		382,008,484
Internet Software & Services — 14.8%
Alibaba Group Holding Ltd. — ADR (a)(b)	301,177	42,435,839
Alphabet, Inc., Class A (b)	210,555	195,748,772
Facebook, Inc., Class A (b)	593,373	89,587,456
Tencent Holdings Ltd.	2,733,000	98,046,267

		425,818,334
IT Services — 6.5%
Cognizant Technology Solutions Corp., Class A	452,997	30,079,001
Global Payments, Inc.	431,657	38,987,260
PayPal Holdings, Inc. (b)	304,541	16,344,716
Visa, Inc., Class A	1,090,096	102,229,203

		187,640,180
Multiline Retail — 0.9%
Dollar Tree, Inc. (b)	352,260	24,630,019
Oil, Gas & Consumable Fuels — 0.8%
Pioneer Natural Resources Co.	144,709	23,092,662
Pharmaceuticals — 0.9%
Zoetis, Inc.	407,972	25,449,293
Professional Services — 2.0%
Equifax, Inc.	414,667	56,983,539
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices, Inc. (a)(b)	1,626,843	20,303,001
ASML Holding NV (a)	337,686	44,003,863
Broadcom Ltd.	234,036	54,542,090
NVIDIA Corp.	171,427	24,781,487
Teradyne, Inc.	555,614	16,685,088

		160,315,529
Software — 11.6%
Activision Blizzard, Inc.	568,301	32,717,089
Adobe Systems, Inc. (b)	331,324	46,862,467
Autodesk, Inc. (b)	576,087	58,081,091
Microsoft Corp.	2,260,058	155,785,798
salesforce.com, Inc. (b)	153,203	13,267,380
Snap, Inc., Class A (a)(b)	915,239	16,263,797
Zendesk, Inc. (b)	335,339	9,315,717

		332,293,339
Specialty Retail — 3.1%
Home Depot, Inc.	384,373	58,962,818

Portfolio Abbreviation
ADR American Depositary Receipts

BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2017	1

Schedule of Investments (continued)

Common Stocks	Shares	Value
Specialty Retail (continued)
Ulta Beauty, Inc. (b)	99,586	$28,615,041

		87,577,859
Technology Hardware, Storage & Peripherals — 1.8%
Apple Inc.	363,708	52,381,226
Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	747,986	44,131,174
Total Common Stocks — 98.7%		2,834,114,865

Preferred Stocks — 1.4%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $31,222,542) (b)(c)(d)	5,093,400	40,798,134
Total Long-Term Investments (Cost — $1,989,610,896) — 100.1%		2,874,912,999

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.84% (e)(f)	17,533,458	$17,533,458
SL Liquidity Series, LLC, Money Market Series, 1.27% (e)(f)(g)	88,967,062	88,975,959
Total Short-Term Securities (Cost — $106,513,555) — 3.7%		106,509,417
Total Investments (Cost — $2,096,124,451*) — 103.8%		2,981,422,416
Liabilities in Excess of Other Assets — (3.8)%		(109,123,571)

Net Assets — 100.0%		$2,872,298,845

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,109,683,821

Gross unrealized appreciation	$885,148,754
Gross unrealized depreciation	(13,410,159)

Net unrealized appreciation	$871,738,595

(a)	Security, or a portion of the security, is on loan.

(b)	Non-income producing security.

(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $40,798,134, representing 1.4% of its net assets as of period end, and an original cost of $31,222,542.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	During the period ended June 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	55,871,989	(38,338,531)	17,533,458	$17,533,458	$61,144		$160	—
SL Liquidity Series, LLC, Money Market Series	63,321,635	25,645,427	88,967,062	88,975,959	577,347	[2]	1,692	$(4,138)
Total				$106,509,417	$638,491		$1,852	$(4,138)

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

2	BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2017

Schedule of Investments (continued)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$33,559,547	—	—	$33,559,547
Banks	152,180,493	—	—	152,180,493
Beverages	98,280,304	—	—	98,280,304
Biotechnology	221,635,193	—	—	221,635,193
Capital Markets	11,411,746	—	—	11,411,746
Chemicals	66,485,939	—	—	66,485,939
Diversified Financial Services	38,119,428	—	—	38,119,428
Diversified Telecommunication Services	12,377,335	—	—	12,377,335
Electrical Equipment	54,699,802	—	—	54,699,802
Equity Real Estate Investment Trusts (REITs)	59,613,474	—	—	59,613,474
Health Care Equipment & Supplies	88,832,516	—	—	88,832,516
Health Care Providers & Services	131,931,893	—	—	131,931,893
Hotels, Restaurants & Leisure	33,769,918	—	—	33,769,918
Industrial Conglomerates	28,895,639	—	—	28,895,639
Internet & Direct Marketing Retail	382,008,484	—	—	382,008,484
Internet Software & Services	327,772,067	$98,046,267	—	425,818,334
IT Services	187,640,180	—	—	187,640,180
Multiline Retail	24,630,019	—	—	24,630,019
Oil, Gas & Consumable Fuels	23,092,662	—	—	23,092,662
Pharmaceuticals	25,449,293	—	—	25,449,293
Professional Services	56,983,539	—	—	56,983,539
Semiconductors & Semiconductor Equipment	160,315,529	—	—	160,315,529
Software	332,293,339	—	—	332,293,339
Specialty Retail	87,577,859	—	—	87,577,859
Technology Hardware, Storage & Peripherals	52,381,226	—	—	52,381,226
Textiles, Apparel & Luxury Goods	44,131,174	—	—	44,131,174
Preferred Stocks:
Software	—	—	$40,798,134	40,798,134
Short-Term Securities	17,533,458	—	—	17,533,458

Subtotal	$2,753,602,056	$98,046,267	$40,798,134	$2,892,446,457

Investments Valued at NAV[1]				88,975,959

Total Investments				$2,981,422,416

[1]	As of June 30, 2017, certain of the Fund’s investments were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value heirarchy.

During the period ended June 30, 2017, there were no transfers between Level 1 and Level 2.

BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2017	3

Schedule of Investments (concluded)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening balance, as of September 30, 2016	$46,757,412
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	(5,959,278)
Purchases	—
Sales	—

Closing Balance, as of June 30, 2017	$40,798,134

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017[1]	$(5,959,278)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$40,798,134	Market	Revenue Multiple[1] Revenue Growth Rate[1]	10.75x 131.00%

1  Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4	BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2017

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: August 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: August 22, 2017